Lease Liabilities (Details) - Schedule of Undiscounted Lease Payments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities (Details) - Schedule of Undiscounted Lease Payments [Line Items]
Lease payments	$ 1,914,101	$ 434,363
Less than 1 year [Member]
Lease Liabilities (Details) - Schedule of Undiscounted Lease Payments [Line Items]
Lease payments	678,051	122,513
More than 1 year but less than 5 years [Member]
Lease Liabilities (Details) - Schedule of Undiscounted Lease Payments [Line Items]
Lease payments	$ 1,236,050	$ 311,850